Shareholder Report, Holdings (Details) - Fidelity Municipal Money Market Fund	Aug. 31, 2025
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	79.70%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
AAVariableRateDemandNotesVRDNsMember
Holdings [Line Items]
Percent of Net Asset Value	41.10%
AATenderOptionBondMember
Holdings [Line Items]
Percent of Net Asset Value	31.00%
AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
AACommercialPaperMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
AANetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.40%